Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Components of Finite-Lived Intangible Assets

The following table provides information regarding the Company’s intangible assets, which consist of the following:

	June 30, 2016			December 31, 2015			Weighted average amortization period (years)
	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount
Patents	$28,213	$(26,741)	1,472	$28,213	$(13,782)	$14,431	8.60
Customer relationships	1,163	(210)	953	1,163	(62)	1,101	3.91
Trade name	504	(73)	431	504	(21)	483	4.90
Technology	479	(60)	419	479	(18)	461	5.68
Additions:
Software	151	—	151	—	—	—	—
Total intangible assets	$30,510	$(27,084)	$3,426	$30,359	$(13,883)	$16,476

The following table provides information regarding the Company’s intangible assets, which consist of the following:

	December 31, 2015			December 31, 2014			Weighted average amortization period (years)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$28,213	$(13,782)	$14,431	$28,213	$(10,588)	$17,625	8.60
Additions during the year (Note 5):
Customer relationships	1,163	(62)	1,101	—	—		3.91
Trade name	504	(21)	483	—	—		4.90
Technology	479	(18)	461	—	—		5.68
Total intangible assets	$30,359	$(13,883)	$16,476	$28,213	$(10,588)	$17,625

Finite-Lived Intangible Assets, Future Amortization Expense
Estimated amortization expense for each of the five succeeding years, of the Company’s intangible assets at December 31, 2015 is as follows:

Year ending December 31,	Amount
2016	$3,362
2017	3,291
2018	3,268
2019	2,874
2020	1,692
Thereafter	1,989
$16,476

Schedule of Goodwill
The following table provides information regarding the Company’s goodwill, which relates to the purchase of IDG completed on October 15, 2015. There were no indicators of impairment of goodwill as of June 30, 2016.

Group Mobile	$4,106
FLI Charge	757
Total Goodwill	$4,863

The following table provides information regarding the Company’s goodwill:

	For the year ended December 31,
	2015	2014
Balance as of January 1:	$—	$67,757
Acquisition of IDG (Note 5):
Fli Charge goodwill	757	—
Group Mobile goodwill	4,106	—
Goodwill impairment	—	(67,757)
	$4,863	$—